Schedule of Investments (unaudited)	iShares ® MSCI South Korea ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.3%
Korea Aerospace Industries Ltd.	675,765	$20,641,680

Air Freight & Logistics — 0.4%
Hyundai Glovis Co. Ltd.	164,368	27,796,357

Airlines — 0.7%
Korean Air Lines Co. Ltd.(a)	1,699,191	48,670,349

Auto Components — 2.5%
Hankook Tire & Technology Co. Ltd.	699,926	30,641,097
Hanon Systems	1,769,655	26,847,279
Hyundai Mobis Co. Ltd.	462,767	115,965,053
		173,453,429

Automobiles — 5.0%
Hyundai Motor Co.	965,505	202,970,257
Kia Corp.	1,846,047	141,135,143
		344,105,400

Banks — 5.9%
Hana Financial Group Inc.	2,063,408	86,082,097
Industrial Bank of Korea	2,271,516	21,982,990
KB Financial Group Inc.	2,665,179	140,864,649
Shinhan Financial Group Co. Ltd.	3,055,546	116,482,092
Woori Financial Group Inc.	4,042,075	40,368,619
		405,780,447

Biotechnology — 2.8%
Alteogen Inc.(a)	184,447	12,080,236
Celltrion Inc.(a)(b)	642,944	158,083,231
Green Cross Corp.	21,194	6,484,403
Seegene Inc.(b)	244,307	14,857,790
		191,505,660

Capital Markets — 1.8%
Korea Investment Holdings Co. Ltd.	356,498	33,177,299
Meritz Securities Co. Ltd.	4,160,954	16,734,645
Mirae Asset Securities Co. Ltd.	3,421,440	30,336,549
NH Investment & Securities Co. Ltd.	1,484,011	17,478,688
Samsung Securities Co. Ltd.	577,793	24,557,468
		122,284,649

Chemicals — 5.4%
Hanwha Solutions Corp.(a)	1,171,588	47,263,208
Kumho Petrochemical Co. Ltd.	214,447	44,431,966
LG Chem Ltd.	309,486	227,036,484
Lotte Chemical Corp.	138,714	34,686,594
SK Chemicals Co. Ltd.	50,747	11,533,324
SKC Co. Ltd.	60,685	6,921,528
		371,873,104

Commercial Services & Supplies — 0.2%
S-1 Corp.	183,504	13,327,198

Communications Equipment — 0.2%
KMW Co. Ltd.(a)(b)	280,681	13,698,797

Construction & Engineering — 1.2%
GS Engineering & Construction Corp.	605,891	24,286,687
Hyundai Engineering & Construction Co. Ltd.	657,873	33,815,752
Samsung Engineering Co. Ltd.(a)	1,396,800	23,673,692
		81,776,131

Construction Materials — 0.7%
POSCO Chemical Co. Ltd.	342,815	44,538,088
Security	Shares	Value

Diversified Telecommunication Services — 0.4%
LG Uplus Corp.	1,791,708	$24,236,173

Electric Utilities — 0.6%
Korea Electric Power Corp.	1,850,956	42,784,335

Electrical Equipment — 0.4%
Doosan Heavy Industries & Construction Co. Ltd.(a)(b)	1,440,766	25,705,326

Electronic Equipment, Instruments & Components — 4.9%
LG Display Co. Ltd.(a)(b)	1,874,157	40,397,583
LG Innotek Co. Ltd.	136,784	25,087,062
Samsung Electro-Mechanics Co. Ltd.	406,046	62,080,445
Samsung SDI Co. Ltd.	376,352	207,574,106
		335,139,196

Entertainment — 2.2%
HYBE Co. Ltd.(a)	31,258	7,423,579
NCSoft Corp.	122,211	95,142,334
Netmarble Corp.(b)(c)	230,986	28,900,762
Pearl Abyss Corp.(a)	390,404	21,212,768
		152,679,443

Food & Staples Retailing — 0.6%
BGF retail Co. Ltd.	88,542	14,404,417
E-MART Inc.	191,389	27,288,313
		41,692,730

Food Products — 0.8%
CJ CheilJedang Corp.	76,549	33,518,006
Orion Corp./Republic of Korea	209,907	22,476,516
Ottogi Corp.	66	32,290
		56,026,812

Health Care Providers & Services — 0.7%
Celltrion Healthcare Co. Ltd.(a)	456,648	49,422,995

Hotels, Restaurants & Leisure — 0.4%
Kangwon Land Inc.(a)	987,094	25,456,834

Household Durables — 2.0%
Coway Co. Ltd.	409,913	30,587,106
LG Electronics Inc.	757,041	103,176,615
		133,763,721

Industrial Conglomerates — 3.1%
CJ Corp.	162,154	16,637,671
LG Corp.	654,989	59,287,954
LX Holdings Corp.(a)	317,627	3,118,457
Samsung C&T Corp.	596,486	73,994,653
SK Holdings Co. Ltd.	248,137	58,842,843
		211,881,578

Insurance — 1.5%
DB Insurance Co. Ltd.	464,805	21,120,478
Samsung Fire & Marine Insurance Co. Ltd.	223,606	42,361,010
Samsung Life Insurance Co. Ltd.	534,117	40,080,599
		103,562,087

Interactive Media & Services — 6.8%
Kakao Corp.	1,825,162	201,174,869
NAVER Corp.	818,238	265,826,519
		467,001,388

Internet & Direct Marketing Retail — 0.2%
CJ ENM Co. Ltd.	111,503	16,517,256

IT Services — 0.6%
Samsung SDS Co. Ltd.	249,655	40,603,762

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Schedule of Investments (unaudited) (continued)	iShares ® MSCI South Korea ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products — 0.4%
HLB Inc.(a)(b)	842,385	$25,951,783

Life Sciences Tools & Services — 1.3%
Samsung Biologics Co. Ltd.(a)(c)	119,170	90,383,201

Machinery — 1.8%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	502,101	15,154,140
Doosan Bobcat Inc.(a)	535,371	24,603,498
Hyundai Heavy Industries Holdings Co. Ltd.	418,293	26,419,194
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	299,741	38,292,079
Samsung Heavy Industries Co. Ltd.(a)	3,757,309	20,367,176
		124,836,087

Marine — 1.0%
HMM Co. Ltd.(a)	1,060,143	45,481,620
Pan Ocean Co. Ltd.	3,364,913	20,537,772
		66,019,392

Media — 0.3%
Cheil Worldwide Inc.	737,333	17,115,197

Metals & Mining — 3.4%
Hyundai Steel Co.	730,888	34,931,138
Korea Zinc Co. Ltd.	68,178	27,586,554
POSCO	523,565	166,517,923
		229,035,615

Multiline Retail — 0.5%
Lotte Shopping Co. Ltd.	129,764	14,116,340
Shinsegae Inc.	69,220	19,932,132
		34,048,472

Oil, Gas & Consumable Fuels — 2.2%
GS Holdings Corp.	464,166	19,169,397
SK Innovation Co. Ltd.(a)	409,086	97,032,700
S-Oil Corp.(a)	365,795	30,667,155
		146,869,252

Personal Products — 2.5%
Amorepacific Corp.	235,953	60,651,754
AMOREPACIFIC Group.	273,699	19,024,754
LG Household & Health Care Ltd.	64,040	89,451,160
		169,127,668

Pharmaceuticals — 1.4%
Celltrion Pharm Inc.(a)	110,109	13,729,936
Hanmi Pharm Co. Ltd.	65,354	20,838,227
Shin Poong Pharmaceutical Co. Ltd.	198,836	11,527,883
SK Biopharmaceuticals Co. Ltd.(a)	182,414	18,551,465
Yuhan Corp.	466,908	27,461,093
		92,108,604

Road & Rail — 0.2%
CJ Logistics Corp.(a)	104,941	15,996,485

Semiconductors & Semiconductor Equipment — 5.9%
SK Hynix Inc.	3,551,618	404,582,576

Software — 0.1%
Douzone Bizon Co. Ltd.	133,996	9,922,411

Specialty Retail — 0.4%
Hotel Shilla Co. Ltd.	268,029	24,376,781
Security	Shares	Value

Technology Hardware, Storage & Peripherals — 22.1%
Samsung Electronics Co. Ltd.	20,933,610	$1,510,123,344

Textiles, Apparel & Luxury Goods — 0.3%
Fila Holdings Corp.	460,781	22,488,186

Tobacco — 0.9%
KT&G Corp.	799,410	60,422,413

Wireless Telecommunication Services — 1.0%
SK Telecom Co. Ltd.	247,671	70,647,020

Total Common Stocks — 98.0%
(Cost: $2,482,965,676)		6,699,979,412

Preferred Stocks

Automobiles — 0.8%
Hyundai Motor Co.
Preference Shares, NVS	233,585	23,191,890
Series 2, Preference Shares, NVS	306,571	30,710,220
		53,902,110

Chemicals — 0.4%
LG Chem Ltd., Preference Shares, NVS	80,835	26,920,741

Personal Products — 0.2%
LG Household & Health Care Ltd., Preference Shares, NVS	21,033	13,572,939

Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, NVS	105,110	6,875,497

Total Preferred Stocks — 1.5%
(Cost: $45,803,313)		101,271,287

Short-Term Investments

Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	157,352,866	157,447,278

Total Short-Term Investments — 2.3%
(Cost: $157,371,463)		157,447,278

Total Investments in Securities — 101.8%
(Cost: $2,686,140,452)		6,958,697,977

Other Assets, Less Liabilities — (1.8)%.		(122,782,678)

Net Assets—100.0%		$6,835,915,299

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued)	iShares ® MSCI South Korea ETF
May 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$204,524,418	$—	$(46,966,323	)(a)	$(88,667)	$(22,150)	$157,447,278	157,352,866	$2,027,946	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	13,820,000	—	(13,820,000	)(a)	—	—	—	—	3,775		—
					$(88,667)	$(22,150)	$157,447,278		$2,031,721		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
KOSPI 200 Index	334	06/10/21	$32,021	$1,072,976

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$16,445,655	$6,683,533,757	$—	$6,699,979,412
Preferred Stocks	—	101,271,287	—	101,271,287
Money Market Funds	157,447,278	—	—	157,447,278
	$173,892,933	$6,784,805,044	$—	$6,958,697,977
Derivative financial instruments(a)
Assets
Futures Contracts	$1,072,976	$—	$—	$1,072,976

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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